Share-Based Compensation (Tables) - P3 Health Partners Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of number of Class V share-based compensation activity

	Weighted		Weighted
	Average		Average
	Grant-Date	Time Based	Grant-Date	Performance
	Fair Value	Units	Fair Value	Based Units
Outstanding and non-vested at December 31, 2021	$9.20	5,471,400	$—	—
Granted during period	—	—	—	—
Vested	9.20	4,869,786	—	—
Cancelled/forfeited	—	—	—	—
Outstanding and non-vested at June 30, 2022	$9.20	601,614	$—	—

	Weighted		Weighted
	Average		Average
	Grant-Date	Time Based	Grant-Date	Performance
	Fair Value	Units	Fair Value	Based Units
Outstanding and non-vested at December 31, 2018	$0.16	1,550,000	$0.03	500,000
Granted	0.13	1,125,000	0.04	1,375,000
Vested	0.15	(633,333)	—	—
Cancelled/forfeited	0.14	(654,167)	0.07	(250,000)
Outstanding and non-vested at December 31, 2019	$0.13	1,387,500	0.04	1,625,000
Granted	0.49	600,000	0.04	950,000
Vested	0.30	(443,750)	—	—
Cancelled/forfeited	—	—	—	—
Outstanding and non-vested at December 31, 2020	$0.49	1,543,750	$0.04	2,575,000
Granted	4.74	985,000	0.38	60,000
Vested	1.12	(660,417)	—	—
Cancelled/forfeited	0.49	(280,000)	0.04	(950,000)
Outstanding and non-vested at December 2, 2021	$2.66	1,588,333	$0.04	1,685,000

Schedule of stock option activity

			Weighted
			Average
	Number of	Weighted	Remaining
	Options	Average	Contractual
	Outstanding	Exercise Price	Life (Years)
Outstanding and non-vested at December 31, 2021	—	—	—
Granted	2,034,279	6.43	3.10
Vested	66,667	5.02	—
Cancelled/forfeited	—	—	—
Outstanding and non-vested at June 30, 2022	1,967,612	6.48	2.77